Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of contractual maturities of financial liabilities

	As at December 31, 2022
	< 1 Year	Between 1 – 2 Years	>2 Years

Accounts payable and accrued liabilities	$18,864	$—	$—
Interest payable [1]	3,436	3,445	6,589
Long-term government loan payable	—	996	3,737
Convertible notes payable [1]	—	—	48,759
Lease payable	117	119	289
Total	$22,417	$4,560	$59,374

[1] Amounts are based on contractual maturities of 2026 Notes and assumption that it would remain outstanding until maturity. Per Note 13, 2026 Notes were cancelled and replaced with 2028 Notes subsequent to year end.

	As at December 31, 2021
	< 1 Year	Between 1 – 2 Years	>2 Years

Accounts payable and accrued liabilities	$3,544	$—	$—
Interest payable	3,137	3,547	11,837
Long-term government loan payable	—	—	1,000
Long-term convertible notes payable	—	—	50,339
Total	$6,681	$3,547	$63,176

Schedule of foreign currency exchange risk on monetary financial instruments

As at December 31, 2022

Cash and cash equivalents	$2,561
Accounts payable and accrued liabilities	(1,264)
Interest accrual	(1,300)
Current convertible notes payable	(25,662)
Financial derivative liability – convertible notes	(6,674)
Other financial derivative liability	(1,271)
Total	$(33,610)

As at December 31, 2021

Cash and cash equivalents	$14,080
Accounts payable and accrued liabilities	(842)
Interest accrual	(1,164)
Long-term convertible notes payable	(22,541)
Financial derivative liability – convertible notes	(37,715)
Total	$(48,182)